Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions.
Schedule of details of provisions

		Millions of Euros
	Reference	31/12/2025	31/12/2024
Provisions for pensions and similar obligations	Note 26	99	102
Other provisions		20	23
Non-current provisions		119	125

Trade provisions		23	25
Other provisions		12	14
Current provisions		35	39
Total provisions		154	164

Schedule of movement in non current and current provisions

	Millions of Euros
	31/12/2025	31/12/2024	31/12/2023
Opening balance	164	165	166
Net charges	25	9	29
Net cancellations	(39)	(15)	(20)
Transfers	7	4	(9)
Translation differences	(3)	1	(1)
Closing balance	154	164	165